Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.3%
Senior Loans (a)
Communication Services 5.6%
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.302%, 10/31/2027	99,493	86,247
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.329%, 12/17/2027	413,875	415,973
Clear Channel Outdoor Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.438%, 8/23/2028	344,830	345,599
Consolidated Communications, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.938%, 10/2/2027	100,000	99,794
CSC Holdings LLC, Term Loan B6, 1/18/2028 (b)	500,000	492,110
Delta TopCo, Inc., Second Lien Term Loan, 11/29/2030 (b)	250,000	253,729
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.802%, 8/2/2029	235,479	234,341
Houghton Mifflin Harcourt Publishing Co., Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.674%, 4/9/2029	742,405	718,741
iHeartCommunications, Inc., Term Loan, 3 mo. USD Term SOFR + 5.775%, 10.391%, 5/1/2029	400,000	343,000
Lumen Technologies, Inc., Term Loan B2, 4/15/2030 (b)	600,000	564,381
Neptune Bidco U.S., Inc., Term Loan B, 3 mo. USD Term SOFR + 5.0%, 9.389%, 4/11/2029	307,615	274,318
PUG LLC, Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.074%, 3/15/2030	518,677	520,188
Syniverse Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 7.0%, 11.329%, 5/13/2027	298,728	296,861
United Talent Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.067%, 7/7/2028	411,396	412,939
Univision Communications, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.688%, 1/31/2029	200,000	196,000
Virgin Media Bristol LLC:
Term Loan Y3, 3 mo. USD Term SOFR + 3.175%, 7.577%, 3/31/2031	412,877	402,648
Term Loan Y, 6 mo. USD Term SOFR + 3.175%, 7.724%, 3/31/2031	450,000	438,851
Zacapa SARL, Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.079%, 3/22/2029	437,628	440,011
Zayo Group Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.438%, 3/9/2027	400,000	383,368
Ziggo Financing Partnership, Term Loan I, 1 mo. USD Term SOFR + 2.5%, 6.926%, 4/30/2028	227,143	223,943
		7,143,042
Consumer Discretionary 13.1%
1011778 BC Unlimited Liability Co., Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.074%, 9/20/2030	446,501	445,353
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.574%, 12/21/2028	735,714	735,586
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.309%, 7/31/2028	705,158	703,600
BCPE Empire Holdings, Inc., First Lien Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.824%, 12/11/2028	348,750	348,809
Carnival Corp., Term Loan, 1 mo. USD Term SOFR + 2.0%, 6.318%, 10/18/2028	196,548	197,196
Champ Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 8.829%, 11/25/2031	100,000	100,828

CNT Holdings I Corp., Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.802%, 11/8/2032	414,529	414,010
Corporation Service Co., Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.324%, 11/2/2029	223,852	223,404
DK Crown Holdings, Inc., Term Loan B, 2/25/2032 (b)	333,000	332,376
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.688%, 11/24/2028	90,000	90,028
Fertitta Entertainment LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 1/27/2029	473,642	474,277
First Brands Group LLC:
Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.552%, 3/30/2027	564,047	542,355
Second Lien Term Loan, 3 mo. USD Term SOFR + 8.5%, 13.052%, 3/30/2028	443,950	418,423
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.079%, 11/30/2030	366,754	366,352
Flynn Restaurant Group LP, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.074%, 1/28/2032	500,000	496,250
Four Seasons Hotels Ltd., First Lien Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.074%, 11/30/2029	546,447	547,986
GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.802%, 7/28/2031	500,000	500,137
Great Outdoors Group LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.574%, 1/16/2032	663,430	666,336
Hunter Douglas, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.553%, 1/20/2032	343,017	341,473
IRB Holding Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 12/15/2027	278,465	278,553
J&J Ventures Gaming LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 4/26/2030	425,700	424,636
Les Schwab Tire Centers, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.813% - 6.824%, 4/23/2031	486,193	486,193
MajorDrive Holdings IV LLC, Term Loan B, 6/1/2028 (b)	199,483	187,702
Mavis Tire Express Services Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.313%, 5/4/2028	424,721	425,989
MH Sub I LLC:
Second Lien Term Loan, 2/23/2029 (b)	102,618	100,811
Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.574%, 5/3/2028	290,334	284,545
Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.574%, 12/31/2031	164,164	157,995
Mister Car Wash Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.041%, 3/27/2031	190,830	191,682
Petco Health & Wellness Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/3/2028	300,000	277,719
PetSmart, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.174%, 2/11/2028	248,711	248,133
Playa Resorts Holding BV, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 1/5/2029	419,291	420,775
RealTruck Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.938%, 1/31/2028	504,014	487,722
Recess Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.047%, 2/20/2030	248,747	250,560
Rent-A-Center, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.041%, 2/17/2028	361,538	362,290
Sabre GLBL, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 5.0%, 9.424%, 6/30/2028	177,501	175,346
Scientific Games Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.296%, 4/4/2029	1,017,455	1,018,477
Specialty Building Products Holdings LLC, Term Loan B, 10/15/2028 (b)	199,487	198,303
Spin Holdco, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.706%, 3/4/2028	238,111	206,944
Staples, Inc., Term Loan B, 9/4/2029 (b)	520,037	490,460
Tenneco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.0%, 9.422% - 9.429%, 11/17/2028	300,000	296,516
TGP Holdings III LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.674%, 6/29/2028	200,000	190,850
UFC Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.58%, 11/21/2031	200,000	200,324
Varsity Brands, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.5%, 8.068%, 8/26/2031	350,000	350,350

Wand NewCo 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 1/30/2031	391,640	391,019
Weber-Stephen Products LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.688%, 10/30/2027	99,682	99,111
Whatabrands LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 8/3/2028	497,500	497,619
		16,645,403
Consumer Staples 2.2%
8th Avenue Food & Provisions, Inc., First Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.188%, 10/1/2025	197,109	193,930
Aramark Services, Inc., Term Loan B8, 1 mo. USD Term SOFR + 2.0%, 6.324%, 6/22/2030	961,587	966,275
Arterra Wines Canada, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 8.09%, 11/24/2027	115,893	113,391
Kingpin Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 2/8/2028	196,747	196,625
Kronos Acquisition Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.288%, 7/8/2031	136,132	124,433
TKC Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 5.0%, 9.322%, 5/15/2028	251,177	251,806
Triton Water Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.565%, 3/31/2028	580,705	582,102
U.S. Foods, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.074%, 10/3/2031	100,000	100,726
UTZ Quality Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 1/29/2032	255,549	256,005
		2,785,293
Energy 4.3%
AL GCX Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.308%, 5/17/2029	617,039	617,811
AL NGPL Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.788%, 4/13/2028	335,109	336,994
Apro LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.06%, 7/9/2031	149,375	149,329
BCP Renaissance Parent LLC, Term Loan B3, 3 mo. USD Term SOFR + 3.0%, 7.329%, 10/31/2028	485,336	486,246
Brazos Delaware II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 2/11/2030	179,642	180,477
CPV Shore Holdings LLC, Term Loan B, U.S. (Fed) Prime Rate + 2.75%, 8.052%, 1/24/2032	500,000	498,360
CQP Holdco LP, First Lien Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.329%, 12/31/2030	288,124	287,971
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.543%, 12/21/2028	657,183	658,004
Hilcorp Energy I LP, Term Loan B, U.S. (Fed) Prime Rate + 1.0%, 8.5%, 2/11/2030	250,000	250,625
NGL Energy Partners LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.074%, 2/3/2031	496,250	496,116
NorthRiver Midstream Finance LP, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.56%, 8/16/2030	246,227	246,928
Oryx Midstream Services Permian Basin LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.572%, 10/5/2028	782,518	782,580
Prairie ECI Acquiror LP, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.574%, 8/1/2029	248,128	250,858
TransMontaigne Operating Co. LP, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.574%, 11/17/2028	261,776	263,739
		5,506,038

Financials 14.0%
Acrisure LLC:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.074%, 2/15/2027	498,750	499,531
First Lien Term Loan B6, 1 mo. USD Term SOFR + 3.0%, 7.324%, 11/6/2030	699,226	699,775
Advisor Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 8/17/2028	465,627	466,116
Alliant Holdings Intermediate LLC, Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.072%, 9/19/2031	997,500	997,096
AmWINS Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.574%, 1/30/2032	250,000	249,859
Amynta Agency Borrower, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 3 mo. USD Term SOFR + 3.0%, 7.291% - 7.324%, 12/6/2031	397,009	396,567
AqGen Island Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 8/2/2028	500,000	499,437
AssuredPartners, Inc., Term Loan B5, 1 mo. USD Term SOFR + 3.5%, 7.824%, 2/14/2031	498,744	499,302
Boost Newco Borrower LLC, Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.291%, 1/31/2031	448,875	449,661
Broadstreet Partners, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.0%, 7.324%, 6/13/2031	638,796	639,485
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.074%, 4/28/2028	197,750	197,555
Deerfield Dakota Holding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.079%, 4/9/2027	383,163	373,824
Edelman Financial Center LLC:
Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.324%, 4/7/2028	629,119	631,050
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.574%, 10/6/2028	200,000	201,667
First Eagle Investment Management LLC, Term Loan B2, 3 mo. USD Term SOFR + 3.0%, 7.329%, 3/5/2029	296,752	297,178
Focus Financial Partners LLC, Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 7.574%, 9/15/2031	500,000	499,675
Goosehead Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.81%, 1/8/2032	500,000	501,875
Howden Group Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 4/18/2030	497,468	498,244
HUB International Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.787%, 6/20/2030	1,016,986	1,018,964
I-Logic Technologies Bidco Ltd., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.079%, 2/16/2028	182,430	183,772
Jane Street Group LLC, Term Loan B1, 3 mo. USD Term SOFR + 2.0%, 6.313%, 12/15/2031	1,244,815	1,231,234
Kestra Advisor Services Holdings A, Inc., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.291%, 3/21/2031	299,750	299,617
Mariner Wealth Advisors LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 8/18/2028	250,000	250,313
NEXUS Buyer LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 7/31/2031	1,219,030	1,220,761
Second Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 10.674%, 11/5/2029	378,770	379,175
Nuvei Technologies Corp., Term Loan B1, 1 mo. USD Term SOFR + 3.0%, 7.324%, 11/15/2031	706,000	706,357
OneDigital Borrower LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.315%, 7/2/2031	497,500	497,396
Sedgwick Claims Management Services, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.313%, 7/31/2031	919,655	921,136
Truist Insurance Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.079%, 5/6/2031	1,051,613	1,052,796

USI, Inc.:
Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.579%, 11/21/2029	645,888	644,576
Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.579%, 9/29/2030	197,510	197,042
VFH Parent LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 6/21/2031	650,000	652,925
		17,853,961
Health Care 6.9%
ADMI Corp., Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.188%, 12/23/2027	248,208	246,890
Amneal Pharmaceuticals LLC, Term Loan B, 1 mo. USD Term SOFR + 5.5%, 9.824%, 5/4/2028	808,014	823,164
Aveanna Healthcare LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.163%, 7/17/2028	498,970	483,065
Embecta Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 3/30/2029	164,440	164,453
Endo Luxembourg Finance Co. I SARL, First Lien Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.324%, 4/23/2031	598,500	599,835
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.429%, 10/1/2027	545,765	509,439
Global Medical Response, Inc., Term Loan, 3 mo. USD Term SOFR + 5.5%, 9.79%, 10/31/2028 PIK	199,801	200,004
Hanger, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 10/23/2031	442,966	444,166
Heartland Dental LLC, Term Loan, 1 mo. USD Term SOFR + 4.5%, 8.824%, 4/28/2028	595,999	596,946
LifePoint Health, Inc.:
First Lien Term Loan B, 5/17/2031 (b)	200,000	193,501
Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.052%, 11/16/2028	574,047	555,394
National Mentor Holdings, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 8.174% - 8.179%, 3/2/2028	419,789	412,443
Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.179%, 3/2/2028	12,428	12,210
One Call Corp., Term Loan, 3 mo. USD Term SOFR + 5.5%, 10.062%, 4/22/2027	98,974	95,222
Outcomes Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.574%, 5/6/2031	397,753	401,066
Owens & Minor, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.174%, 3/29/2029	198,376	194,408
Pediatric Associates Holding Co. LLC, Term Loan B, 12/29/2028 (b)	750,000	712,384
Radiology Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.5%, 8.09%, 1/31/2029 PIK	753,252	740,921
Southern Veterinary Partners LLC, First Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.715%, 12/4/2031	498,750	499,944
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.329%, 9/27/2030	298,500	292,758
Surgery Center Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 12/19/2030	196,468	196,936
U.S. Anesthesia Partners, Inc., Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.673%, 10/1/2028	435,375	431,951
		8,807,100
Industrials 16.5%
Air Comm Corp. LLC, Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.396%, 11/21/2031	461,538	461,827
Allied Universal Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.174%, 5/12/2028	379,158	380,003
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.574%, 9/29/2031	200,000	197,500
Arches Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.674%, 12/6/2027	230,671	227,032
Arcosa, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.574%, 8/12/2031	150,000	151,125
Asurion LLC:
Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.688%, 7/31/2027	485,387	485,349
Term Loan B10, 1 mo. USD Term SOFR + 4.0%, 8.424%, 8/19/2028	382,341	382,014
Second Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.688%, 1/31/2028	500,000	490,588
Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.688%, 1/20/2029	600,000	584,064

Brand Industrial Services, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 8.791%, 8/1/2030	349,372	339,982
Brown Group Holding LLC:
Term Loan B2, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.791% - 6.824%, 7/1/2031	385,569	385,469
Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 7/1/2031	545,733	545,793
CD&R Hydra Buyer, Inc., Term Loan B, 3/25/2031 (b)	199,497	196,684
Cornerstone Building Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.662%, 4/12/2028	299,223	278,196
CP Atlas Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.174%, 11/23/2027	218,395	208,451
Creative Artists Agency LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 10/1/2031	500,000	501,007
Crosby U.S. Acquisition Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 8/16/2029	396,010	398,346
Dynasty Acquisition Co., Inc.:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.574%, 10/31/2031	470,889	471,134
First Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.574%, 10/31/2031	179,111	179,204
EMRLD Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.829%, 8/4/2031	698,250	697,503
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 6.5%, 11.09%, 5/21/2029	150,000	150,938
Filtration Group Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 10/21/2028	568,018	571,725
First Advantage Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.574%, 10/31/2031	500,000	501,562
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.308%, 2/1/2029	499,148	498,838
GFL Environmental, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.305%, 7/3/2031	249,125	249,233
Gloves Buyer, Inc., Term Loan, 1/17/2032 (b)	800,000	796,000
Heritage-Crystal Clean, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.337%, 10/17/2030	496,241	498,474
John Bean Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.674%, 1/2/2032	200,000	201,042
Kenan Advantage Group, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.574%, 1/25/2029	966,571	966,571
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.559%, 12/2/2031	450,000	441,000
LTI Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.574%, 7/19/2029	299,250	299,843
Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.5%, 6.762%, 6/21/2028	141,658	141,681
Osmose Utilities Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.688%, 6/23/2028	199,485	198,808
Ovation Parent, Inc., Term Loan B, 1/30/2032 (b)	913,793	910,197
Peraton Corp.:
Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.174%, 2/1/2028	432,542	392,599
Second Lien Term Loan B1, 3 mo. USD Term SOFR + 7.75%, 12.179%, 2/1/2029	114,579	91,472
Pre-Paid Legal Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.688%, 12/15/2028	744,204	745,599
Quikrete Holdings, Inc.:
Term Loan B1, 4/14/2031 (b)	500,000	500,015
Term Loan B, 2/10/2032 (b)	202,000	201,906
Rand Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.302%, 3/18/2030	284,933	285,183
Spirit Aerosystems, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.791%, 1/15/2027	146,625	147,527
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.574%, 9/25/2030	200,000	200,251
Tidal Waste & Recycling Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.829%, 10/24/2031	500,000	502,967
Titan Acquisition Ltd., Term Loan B, 6 mo. USD Term SOFR + 4.5%, 8.785%, 2/15/2029	290,795	292,404

TK Elevator U.S. Newco, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.5%, 7.737%, 4/30/2030	340,210	340,935
TransDigm, Inc.:
Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.829%, 2/28/2031	927,164	928,323
Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.829%, 1/19/2032	249,375	249,879
Term Loan K, 3 mo. USD Term SOFR + 2.75%, 7.079%, 3/22/2030	528,817	530,010
TruGreen LP, Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.424%, 11/2/2027	547,934	521,907
Veritiv Corp., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.313%, 11/30/2030	498,747	499,966
Victory Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.188%, 11/19/2028	249,359	242,605
WIN Waste Innovations Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.188%, 3/24/2028	295,393	292,623
		20,953,354
Information Technology 13.4%
Adeia, Inc., Term Loan, 1 mo. USD Term SOFR + 2.5%, 6.824%, 6/8/2028	116,841	117,109
Applied Systems, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.079%, 2/24/2031	248,750	250,631
Ascend Learning LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 12/11/2028	1,100,000	1,092,696
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.174%, 12/10/2029	117,550	117,697
Athenahealth Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 2/15/2029	1,284,046	1,283,931
Boxer Parent Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.291%, 7/30/2031	795,456	794,887
Bracket Intermediate Holding Corp., Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.579%, 5/8/2028	146,760	148,044
Camelot U.S. Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 1/31/2031	612,072	604,727
Cast & Crew Payroll LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.074%, 12/29/2028	196,934	190,940
CCC Intelligent Solutions, Inc., Term Loan, 1 mo. USD Term SOFR + 2.0%, 6.324%, 1/23/2032	250,000	249,961
Central Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 7/6/2029	398,750	365,903
Cloud Software Group, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.829%, 3/30/2029	733,029	735,694
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.938%, 6/2/2028	243,934	243,455
Cotiviti Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.059%, 5/1/2031	992,512	984,448
Cvent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 6/17/2030	218,167	219,168
DTI Holdco, Inc., Term Loan, 4/26/2029 (b)	750,000	750,079
Dun & Bradstreet Corp., Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.574%, 1/18/2029	363,982	363,925
ECI Macola Max Holding LLC, Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.579%, 5/9/2030	206,504	207,924
Ellucian Holdings, Inc., First Lien Term Loan B, 10/9/2029 (b)	200,000	200,054
Flash Charm, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.791%, 3/2/2028	209,920	198,563
Imagine Learning LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.824%, 12/21/2029	206,986	206,831
Indy U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.824%, 3/6/2028	299,250	299,313
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.309%, 3/1/2029	610,645	610,111
Mitchell International, Inc.:
First Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.574%, 6/17/2031	698,000	694,140
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.574%, 6/17/2032	200,000	197,209
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.791%, 7/1/2031	748,125	733,009
Particle Investments SARL, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.074%, 3/28/2031	148,875	150,457
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 11/3/2031	300,000	301,125
Polaris Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.552%, 6/2/2028	409,120	408,481

Project Alpha Intermediate Holding, Inc.:
Second Lien Term Loan, 11/22/2032 (b)	250,000	251,797
First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 10/28/2030	447,877	450,141
Proofpoint, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.324%, 8/31/2028	620,608	622,836
RealPage, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.59%, 4/24/2028	397,435	395,406
Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.924%, 10/2/2028	297,314	293,411
Rocket Software, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.574%, 11/28/2028	99,750	100,195
SMX Group LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.802%, 2/6/2032	200,000	200,250
Surf Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.939%, 3/5/2027	100,000	100,401
UKG, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.3%, 2/10/2031	766,558	767,374
Verifone Systems, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.583%, 8/20/2025	187,605	179,461
Vision Solutions, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.552%, 4/24/2028	142,235	140,176
VS Buyer LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.07%, 4/12/2031	247,441	248,060
Zelis Payments Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.574%, 11/26/2031	650,000	648,554
		17,118,574
Materials 8.1%
Albaugh LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 8.063% - 8.074%, 4/6/2029	389,000	381,317
Altium Packaging LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.824%, 6/11/2031	341,692	339,129
American Rock Salt Co. LLC, Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.438%, 6/9/2028	148,461	133,085
AMG Advanced Metallurgical Group NV, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.938%, 11/30/2028	191,257	189,824
Arsenal AIC Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.072%, 8/18/2030	639,303	641,061
Charter NEX U.S., Inc., Term Loan B1, 1 mo. USD Term SOFR + 3.0%, 7.307%, 11/29/2030	412,800	413,832
Chemours Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 8/18/2028	89,508	89,321
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%, 7.499%, 4/13/2029	510,154	510,518
GEON Performance Solutions LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.84%, 8/18/2028	221,684	221,373
Illuminate Buyer LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 12/31/2029	465,967	468,334
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.163%, 7/8/2030	449,383	448,682
Ineos U.S. Finance LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.574%, 2/18/2030	566,080	558,121
Innophos, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.688%, 3/16/2029	347,024	347,583
Jadex, Inc., Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.188%, 2/18/2028	290,700	282,924
LABL, Inc., First Lien Term Loan, 10/29/2028 (b)	299,229	277,785
LSF11 A5 Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.935%, 10/15/2028	576,342	577,215
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.309%, 4/15/2027	247,038	247,707
Nouryon Finance BV:
Term Loan B1, 3 mo. USD Term SOFR + 3.25%, 7.553%, 4/3/2028	1,215,820	1,223,802
Term Loan B2, 3 mo. USD Term SOFR + 3.25%, 7.554%, 4/3/2028	247,505	249,413
Olympus Water U.S. Holding Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.337%, 6/20/2031	137,699	137,579
PMHC II, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.689%, 4/23/2029	597,455	579,406
Pretium PKG Holdings, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.309%, 10/1/2029	11,582	3,206

Proampac PG Borrower LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.302% - 8.323%, 9/15/2028	280,692	281,305
TricorBraun Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.688%, 3/3/2028	477,208	477,017
Trident TPI Holdings, Inc., Term Loan B7, 6 mo. USD Term SOFR + 3.75%, 8.188%, 9/15/2028	376,859	377,613
Windsor Holdings III LLC:
Term Loan B, 8/1/2030 (b)	440,000	439,864
First Lien Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.822%, 8/1/2030	444,397	444,260
		10,341,276
Real Estate 0.1%
SBA Senior Finance II LLC, Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/25/2031	175,619	175,741
Utilities 3.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.074%, 9/30/2031	498,750	500,583
Astoria Energy LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%, 7.574% - 7.579%, 12/10/2027	229,735	230,801
Cogentrix Finance Holdco I LLC, Term Loan B, 2/13/2032 (b)	500,000	499,938
Compass Power Generation LLC, Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.074%, 4/14/2029	165,379	165,973
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.324%, 8/1/2030	656,782	659,793
EFS Cogen Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.805%, 10/3/2031	829,631	831,705
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 8/18/2031	782,125	781,472
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.324%, 4/30/2031	226,860	220,779
		3,891,044
Total Loan Participations and Assignments (Cost $111,320,240)		111,220,826

Corporate Bonds 1.9%
Communication Services 0.1%
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	100,000	94,215
Level 3 Financing, Inc., 144A, 11.0%, 11/15/2029	50,000	56,737
		150,952
Consumer Discretionary 0.2%
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026	100,000	99,920
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027	52,000	53,468
144A, 10.75%, 11/15/2029	23,000	24,512
Staples, Inc., 144A, 10.75%, 9/1/2029	100,000	95,501
		273,401
Consumer Staples 0.1%
TKC Holdings, Inc., 144A, 10.5%, 5/15/2029	50,000	51,090
Energy 0.1%
Venture Global LNG, Inc., 144A, 9.0%, Perpetual	150,000	152,566
Financials 0.4%
Acrisure LLC, 144A, 6.0%, 8/1/2029	50,000	48,573
Alliant Holdings Intermediate LLC, 144A, 6.75%, 4/15/2028	150,000	151,749

Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032	200,000	207,762
Jones Deslauriers Insurance Management, Inc., 144A, 8.5%, 3/15/2030	100,000	106,475
		514,559
Health Care 0.2%
AdaptHealth LLC, 144A, 4.625%, 8/1/2029	100,000	92,821
Embecta Corp., 144A, 5.0%, 2/15/2030	50,000	46,092
Medline Borrower LP, 144A, 5.25%, 10/1/2029	100,000	96,941
		235,854
Industrials 0.3%
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/2031	100,000	103,124
American Airlines, Inc., 144A, 5.5%, 4/20/2026	125,000	124,870
GFL Environmental, Inc., 144A, 4.375%, 8/15/2029	100,000	94,382
TransDigm, Inc., 144A, 6.375%, 3/1/2029	100,000	101,318
		423,694
Information Technology 0.3%
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	100,000	105,252
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	150,000	144,365
UKG, Inc., 144A, 6.875%, 2/1/2031	100,000	102,634
		352,251
Utilities 0.2%
Vistra Corp., 144A, 7.0%, Perpetual	200,000	203,291
Total Corporate Bonds (Cost $2,351,484)		2,357,658

	Shares	Value ($)

Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A”*	1,111	1,966
Windstream Holdings, Inc.* (c)	551	11,227
Total Common Stocks (Cost $25,508)		13,193

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	17,744

Closed-End Investment Companies 0.9%
Nuveen Credit Strategies Income Fund (Cost $1,188,997)	214,091	1,188,205

Exchange-Traded Funds 5.2%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	8,873	350,217
Invesco Senior Loan ETF	9,425	197,548
SPDR Blackstone Senior Loan ETF	145,757	6,078,067
Total Exchange-Traded Funds (Cost $6,644,072)		6,625,832

Cash Equivalents 8.1%
DWS Central Cash Management Government Fund, 4.39% (d) (Cost $10,367,478)	10,367,478	10,367,478

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $132,049,123)	103.4	131,790,936
Other Assets and Liabilities, Net	(3.4)	(4,393,788)
Net Assets	100.0	127,397,148
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Cash Equivalents 8.1%
DWS Central Cash Management Government Fund, 4.39% (d)
6,943,509	60,794,660	57,370,691	—	—	238,310	—	10,367,478	10,367,478

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2025. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at February 28, 2025 where the rate will be determined at the time of settlement.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	11,227	0.0

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At February 28, 2025, the Fund had unfunded loan commitments of $181,228, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Air Comm Corp. LLC, Term Loan, 12/11/2031	38,368	38,485	117
Hanger, Inc., Term Loan, 10/23/2031	56,761	57,189	428
Ovation Parent, Inc., Term Loan, 1/30/2032	86,099	85,868	(231)
Total	181,228	181,542	314
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$111,220,826	$—	$111,220,826
Corporate Bonds (a)	—	2,357,658	—	2,357,658
Common Stocks
Communication Services	1,966	11,227	—	13,193
Warrants	—	17,744	—	17,744
Closed-End Investment Companies	1,188,205	—	—	1,188,205
Exchange-Traded Funds	6,625,832	—	—	6,625,832
Short-Term Investments	10,367,478	—	—	10,367,478
Unfunded Loan Commitment (b)	—	545	—	545
Total	$18,183,481	$113,608,000	$—	$131,791,481

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(231)	$—	$(231)
Total	$—	$(231)	$—	$(231)
During the period ended February 28, 2025, the amount of transfers between Level 3 and Level 2 was $753,750. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH3
R-080548-3 (1/27)